New accounting pronouncements not yet adopted by the Company	12 Months Ended
Mar. 31, 2023
Text block [abstract]
New accounting pronouncements not yet adopted by the Company
3. New accounting pronouncements not yet adopted by the Company
Certain new standards, interpretations and amendments to existing standards have been published that are mandatory for the Company’s accounting periods beginning on or after April 1, 2023 or later periods. Those which are considered to be relevant to the Company’s operations are set out below.

i.
In January 2020, the IASB issued amendments to IAS 1 “
Presentation of Financial Statements
” regarding the ‘Classification of Liabilities as Current or
Non-current’.
The amendments in Classification of Liabilities as Current or
Non-current
(Amendments to IAS 1) affect only the presentation of liabilities in the statement of financial position, and not the amount or timing of recognition of any asset, liability, income or expenses, or the information that entities disclose about those items. The amendments:

•
clarify that the classification of liabilities as current or non-current
should be based on rights that are in existence at the end of the reporting period and align the wording in all affected paragraphs to refer to the “right” to defer settlement by at least 12 months and make explicit that only rights in place “at the end of the reporting period” should affect the classification of a liability;

•	clarify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability; and

•	make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.
The above amendments are effective for annual reporting periods beginning on or after January 1, 2024 and are to be applied retrospectively. Early application is permitted.
The Company is currently evaluating the impact of these amendments on its consolidated financial statements.

ii.
In February 2021, the IASB issued “Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)” in relation to determining which accounting policies are to be disclosed in the financial statements. These amendments:

•	require an entity to disclose its material accounting policy information instead of its significant accounting policies.

•
clarify that accounting policy information may be material because of its nature, even if the related amounts are immaterial; and also clarifies if users of an entity’s financial statements would need it to understand other material information in the financial statements;

•	clarify that accounting policy information is material; and

•	clarify that if an entity discloses immaterial accounting policy information, such information shall not obscure material accounting policy information.
The amendments are effective for annual periods beginning on or after January 1, 2023 and are to be applied prospectively. Early application is permitted.
These amendments will not have a material impact on the Company’s consolidated financial statements.

iii.	In February 2021, the IASB issued “Disclosure of Accounting Estimates (Amendments to IAS 8)” in relation to distinction between accounting policies and accounting estimates. These amendments:

•	replace the definition of change in accounting estimates with a definition of accounting estimate as “monetary amounts in financial statements that are subject to measurement uncertainty”;

•
clarify that a change in accounting estimate that results from new information or new developments is not the correction of an error. In addition, the effects of a change in an input or a measurement technique used to develop an accounting estimate are changes in accounting estimates if they do not result from the correction of prior period errors; and

•
state that a change in an accounting estimate may affect only the current period’s profit or loss, or the profit or loss of both the current period and future periods. It also requires that the effect of the change relating to the current period is recognized as income or expense in the current period and the effect, if any, on future periods is recognized as income or expense in those future periods.

The amendments are effective for annual periods beginning on or after January 1, 2023 and are to be applied prospectively. Early application is permitted.
These amendments will not have a material impact on the Company’s consolidated financial statements.

iv.
In May 2021, the IASB issued “Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)” to clarify the accounting for deferred tax on transactions such as leases and decommissioning obligations. These amendments clarify that the initial recognition exemption does not apply to transactions in which equal amounts of deductible and taxable temporary differences arise on initial recognition.

The Company is required to apply the amendments to transactions that occur on or after the beginning of the earliest comparative period presented. The Company is required, at the beginning of the earliest comparative period presented, to recognize deferred tax for all temporary differences related to leases and decommissioning obligations and recognize the cumulative effect of initially applying the amendments as an adjustment to the opening balance of retained earnings at that date.
The amendments are effective for annual reporting periods beginning on or after January 1, 2023. Early adoption is permitted.
These amendments will not have a material impact on the Company’s consolidated financial statements.

v.	In September 2022, the IASB issued ‘Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)’ with amendments to clarify:

•	the requirements that a seller-lessee uses in subsequently measuring sale and leaseback transactions that satisfy the requirements in IFRS 15 to be accounted for as a sale.
The amendments are effective for annual periods beginning on or after January 1, 2024. The Company is currently evaluating the impact of these amendments on its consolidated financial statements.

vi.
In October 2022, the IASB issued “Non-current Liabilities with Covenants (Amendments to IAS 1)” to clarify the conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability.

The amendments are effective for annual periods beginning on or after January 1, 2024.
The Company is currently evaluating the impact of these amendments on its consolidated financial statements.